Statement of Stockholders' Deficit (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Dec. 31, 2011	$ (422,004)	$ 83,000	$ 516,384	$ (1,021,388)
Beginning balance, Shares at Dec. 31, 2011		83,000,000
Contributed payroll	121,324		121,324
Contributed officer salary	52,000		52,000
Contributed research and development	234,973		234,973
Contributed rent	2,400		2,400
Distribution to owner	(269,109)		(269,109)
Net Loss	(910,557)			(910,557)
Ending Balance at Dec. 31, 2012	(1,190,973)	83,000	657,972	(1,931,945)
Ending Balance, Shares at Dec. 31, 2012		83,000,000
Reserve merger adjustment		2,116	(2,116)
Reserve merger adjustment, Shares		2,115,660
Contributed payroll	280,238		280,238
Contributed officer salary	72,000		72,000
Contributed operation expense	225,000		225,000
Contributed rent	1,200		1,200
Distribution to owner	(184,627)		(184,627)
Net Loss	(1,224,731)			(1,224,731)
Ending Balance at Dec. 31, 2013	$ (2,021,893)	$ 85,116	$ 1,049,667	$ (3,156,676)
Ending Balance, Shares at Dec. 31, 2013		85,115,660